11. Convertible Notes Payable and Derivative Liability	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes Payable and Derivative Liability

Note 11 – Convertible Notes Payable and Derivative Liability

Auctus Note

On November 1, 2017, the Company sold a 10% Convertible Promissory Note (“Auctus Note”) in a principal amount of $170,000. After deducting the investor’s discount and legal fees, net proceeds to the Company were $153,650. The Note matures on November 1, 2018 and can be converted into the Company’s common stock after 180 days from the date the Note is issued. In early May 2018 when the note became convertible at a variable price the conversion feature was valued and recorded as a derivative liability. The conversion option continued to qualify for derivative treatment until the note was amended on June 8, 2018 (see below) and a minimum conversion price was added to the instrument. The derivative was initially valued at $176,860 which was allocated $170,000 as a debt discount and $6,860 as a loss on derivative liability. The debt discount was fully amortized and the derivative liability was adjusted to $0 as June 8, 2018 when the debt was amended. The result was $170,000 of amortization of debt discount included in interest expense and $176,860 of gain on change in derivative liability.

Effective June 8, 2018 the Company and Auctus Fund, LLC (“Auctus”) signed an Amendment No. 1 to the Convertible Promissory Noted (the “Auctus Note”) dated November 1, 2017 (the “Auctus Amendment”). Under the terms of the Auctus Amendment, the principal outstanding balance of the Auctus Note has been increased from $170,000, to $212,500. Also, Auctus agreed to forbear from exercising rights arising from certain Events of Default (as defined in the Note) unless a new Event of Default occurs or the Company fails to become current in its required SEC filings by June 30, 2018. Auctus also agreed not to exercise its conversion privileges under the Auctus Note at prices below $1.00 per share until September 30, 2018. The Company evaluated this conversion feature and determined that it did not qualify for derivative accounting. It was then determined that no beneficial conversion feature existed at the time of debt issuance. The Company recorded the change in the debt instrument as an extinguishment and recorded the increase in principal balance of $42,500 as a loss on extinguishment of debt. On August 16, 2018 the Auctus Note was again amended to decrease the minimum conversion price to $0.90. The amendment was not considered to be a substantial modification. The Company re-evaluated the conversion feature and determined that no beneficial conversion feature existed at the time of the amendment.

During the year ended December 31, 2018, 204,000 shares were issued related to the conversion of $136,304 of notes and $22,144 of interest and fees. On October 31, 2018, the Company repaid in full the remaining balance of the Auctus note with a payment of $86,217 which included $76,196 of principal.

EMA Note

On November 2, 2017, the Company sold a 10% Convertible Promissory Note (“EMA Note”) in principal amount of $125,000. After deducting the investor’s discount and legal fees, net proceeds to the Company were $113,500. The Note originally matured on November 2, 2018 but was amended to be November 2, 2019 and can be converted into the Company’s common stock after 180 days from the date the Note is issued. In early May 2018 when the note became convertible at a variable price the conversion feature was valued and recorded as a derivative liability. The conversion option continued to qualify for derivative treatment until the note was amended on June 8, 2018 (see below) and a minimum conversion price was added to the instrument. The derivative was initially valued at $225,711 which was allocated $125,000 as a debt discount and $100,711 as a loss on derivative liability. The debt discount was fully amortized and the derivative liability was adjusted to $0 as June 8, 2018 when the debt was amended. The result was $125,000 of amortization of debt discount included in interest expense and $225,711 of gain on change in derivative liability.

Effective June 8, 2018 the Company and EMA Financial, LLC (“EMA”) signed an Amendment No. 1 to the Convertible Promissory Noted (the “EMA Note”) dated November 2, 2017 (the “EMA Amendment”). Under the terms of the EMA Amendment, the principal outstanding balance of the EMA Note has been increased from $125,000, to $156,250. Also, EMA agreed to forbear from exercising rights arising from certain Events of Default (as defined in the Note) unless a new Event of Default occurs or the Company fails to become current in its required SEC filings by June 30, 2018. EMA also agreed not to exercise its conversion privileges under the EMA Note at prices below $1.00 per share until September 30, 2018. The Company evaluated this conversion feature and determined that it did not qualify for derivative accounting. It was then determined that no beneficial conversion feature existed at the time of debt issuance. The Company recorded the change in the debt instrument as an extinguishment and recorded the increase in principal balance of $31,250 as a loss on extinguishment of debt. On August 16, 2018 the EMA Note was again amended to decrease the minimum conversion price to $0.90. The amendment was not considered to be a substantial modification. The Company re-evaluated the conversion feature and determined that no beneficial conversion feature existed at the time of the amendment.

The Company evaluated other convertible instruments and determined that the outstanding common stock warrants were required to be treated as a derivative during the period from May 1, 2018 through June 8, 2018 as a result of the variable conversion feature on the above notes. As a result an initial derivative liability of $62,569 was recorded and reclassified out of equity and a final derivative liability of $70,650 was reclassified back into equity at the point the common stock warrants no longer qualified as a derivative. The impact was the recording of a loss on derivative liability of $8,081. The following assumptions were used in the derivative liability valuation; Expected Term 0.23 years to 0.67 years, Expected Volatility 212% to 232%, Risk free rate 2.03% to 2.12%, Expected Dividend 0.

During the year ended December 31, 2018, 32,000 shares were issued for the conversion of $26,550 of notes and $2,250 of interest and fees. In October 2018, the note and accrued interest was repaid in full using cash proceeds from the Series 2018A Unsecured Convertible Notes.

Power Up Notes

On July 26, 2018, the Company sold a 10% Convertible Promissory Note to Power Up Lending Group Ltd. (“July Power Up Note”) in a principal amount of $63,000. After deducting the investor’s discount and legal fees, net proceeds to the Company were $60,000. The Note matures on July 26, 2019 and can be converted into the Company’s common stock after 180 days from the date the Note is issued.

On August 20, 2018, the Company sold a 10% Convertible Promissory Note to Power Up Lending Group Ltd. (“August Power Up Note”) in a principal amount of $38,000. After deducting the investor’s discount and legal fees, net proceeds to the Company were $35,000. The Note matures on August 20, 2019 and can be converted into the Company’s common stock after 180 days from the date the Note is issued.

In October 2018, the Power Up Notes were repaid in full with a payment of $133,242. Of the payment, $101,000 was applied to the note balances and the remainder to interest and prepayment fees.

Series 2018A and Series 2018B 10% Unsecured Convertible Note

In the quarter ended December 31, 2018, the Company sold $205,000 of Series 2018A and $150,000 of Series B 10% Unsecured Convertible Notes. The purchase price of the Note is equal to the principal amount of the Note. The Series A and Series B Notes are convertible into shares of Common Stock at a conversion price of $1.00 and $1.25, respectively, during the life of the Note. The Company evaluated the conversion option and concluded it was not required to be bifurcated as a derivative. The Company also concluded that no beneficial conversion feature was present at issuance. The Notes will accrue interest at the rate of 10% per annum, payable quarterly in arrears. The Notes mature twelve (12) months from the date of issue. The maturity date can be extended at the option of the Company for an additional one (1) year. Within thirty (30) days following the closing of an offering, the Company has agreed to prepare and file a Registration Statement on Form S-1 registering the resale of the shares of Common Stock issuable upon conversion of the Notes. Of the Series A issuance, $150,000 was sold to a related party, Mr. Gibbs.

As of December 31, 2018, the balance due under these notes is $355,000 in principal and $5,692 in accrued interest.

Other

On October 1, 2014, we issued a convertible promissory note to a provider of legal services in the original principal amount of $51,532. The note was issued to evidence the Company’s indebtedness for legal services previously rendered. Interest accrues quarterly on the outstanding principal and interest balance of the Note at 6% per annum. The principal plus accrued and unpaid interest was due upon five days’ written demand of the note holder. The note is unsecured.

The note principal and accrued interest was convertible at any time into shares of common stock at a conversion price of $1.95, which represented the closing bid price of the common stock on the OTC Bulletin Board on the date of issuance.

In April 2016 the note holder elected to convert a total of $23,400, consisting of $18,512 of principal and $4,888 of accrued interest. The conversion resulted in the issuance of 12,000 shares of the Company’s common stock. As a result of the conversion, a total of $20,044 of the derivative liability associated with the note was reclassified to additional paid in capital on the conversion date. At December 31, 2016 the remaining note balance was $33,020.

On April 14, 2017 the Company and the note holder agreed to modify the terms of the note to reduce the conversion rate from $1.95 to $0.50, and the maturity terms from five days written demand to 180 days. Immediately subsequent to the modifications, the note holder converted $20,000 of the principal into 40,000 shares of common stock. This transaction resulted in a total of $173,146 of the derivative liability reclassified to additional paid-in capital. Immediately following the conversion, the note principal balance was $13,020 together with accrued interest of $1,830. The Company agreed to pay the note holder $8,850 in cash consisting of a partial principal payment of $7,020 and the $1,830 accrued interest. This resulted in a $76,621 reduction of the derivative liability, which was recorded as a gain on change of the derivative liability. Following these transactions the note had a remaining principal balance of $6,000 and no accrued interest.

Immediately following the modifications and conversion, the note holder agreed to sell the note to a third party, Bright Star International, Inc. (“Bright Star”), with which the Company subsequently entered into an investor and public relations consulting agreement effective May 22, 2017. Upon the sale of the note to Bright Star, the Company again agreed to further reduce the conversion rate from $0.50 to $0.05. All other provisions of the note remained unchanged. Bright Star elected to convert $3,000 of the remaining principal into 60,000 shares of the Company’s common stock. This transaction resulted in a total of $268,930 of the derivative liability transferred to Additional paid-in capital.

On August 3, 2017, Brightstar converted the remaining $3,000 of the note into an additional 60,000 shares of the Company’s stock. Accrued interest on the note of $55 was also converted. This transaction resulted in a total of $335,200 of the derivative liability and $55 of accrued interest transferred to Additional paid-in-capital. As of December 31, 2017, there are no additional principal or accrued interest amounts owed on the note.

The note contained certain anti-dilution provisions that would reduce the conversion price should the Company issue common stock equivalents at a price less than the note conversion price. Accordingly, the conversion features of the note are considered a discount to the note. However, since the note is payable upon demand by the note holder, the value of the discount was considered interest expense at the time of its inception.

The note was evaluated quarterly or upon a triggering event, and upon any valuations in which the value of the discount changes we recognized a gain or loss due to a decrease or increase, respectively, in the fair value of the derivative liability.  We estimated the fair value of the derivative using the Black-Scholes option pricing model, which includes assumptions for expected dividends, expected share price volatility, risk-free interest rate, and expected life of the note. Our expected volatility assumption is based on our historical weekly closing price of our stock over a period equivalent to the expected remaining life of the note.

Based upon the above, the note was evaluated upon the initial change in the conversion rate on April 14, 2017 from $1.95 to $0.50. This evaluation resulted in an increase of the liability and a loss on change of the derivative liability of $239,640.  The note was again evaluated upon the subsequent reduction of the conversion rate from $0.50 to $0.05. This evaluation resulted in an increase of the liability and a loss on change of the derivative liability of $485,917.

The following table summarizes the assumptions used to value the derivative liability on April 14 for each change in the conversion rate:

Fair value assumptions – derivative:	April 14, 2017
Risk free interest rate	1.03%
Expected term (years)	1.0
Expected volatility	154%
Expected dividends	0%

On August 3, 2017, in accordance with the final conversion of the remaining $3,000 principal of the note, the fair value of the derivative liability was determined to be $335,200 resulting in an additional loss on change of the derivative liability of $1,900

The following table summarizes the assumptions used to value the derivative liability at August 3, 2017:

Fair value assumptions – derivative:	August 3, 2017
Risk free interest rate	1.22%
Expected term (years)	1.0
Expected volatility	137%
Expected dividends	0%

The quarterly and special evaluations combined with the gain resulting from the agreement to pay a portion of the principal and interest to the original note holder have resulted in a total loss on changes of the derivative liability of $657,776 for the year ended December 31, 2017.